Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000026507 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000026507 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026507 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026507 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026507 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026507 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026507 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026507 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026507 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026507 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026507 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000026507 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	140.20%
C000026507 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.20%)
C000026508 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000026508 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026508 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026508 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026508 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026508 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026508 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026508 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026508 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026508 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026508 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000026508 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	140.20%
C000026508 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.20%)
C000200436 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000200436 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000200436 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000200436 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000200436 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200436 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000200436 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200436 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200436 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200436 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200436 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000200436 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	140.20%
C000200436 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.20%)
C000026506 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000026506 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000026506 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026506 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000026506 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026506 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000026506 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026506 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000026506 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026506 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000026506 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000026506 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	140.20%
C000026506 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.20%)
C000064130 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000064130 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000064130 | PIMCO All Authority: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000064130 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000064130 | PIMCO RealEstateRealReturn Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000064130 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064130 | PIMCO High Yield Fund
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064130 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000064130 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064130 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000064130 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000064130 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	140.20%
C000064130 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(40.20%)
C000026555 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026555 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026555 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026555 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000026555 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026555 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026555 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026555 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026555 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026555 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026555 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000026555 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026555 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026554 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026554 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026554 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026554 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000026554 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026554 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026554 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026554 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026554 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026554 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026554 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000026554 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026554 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026557 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026557 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026557 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026557 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000026557 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026557 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026557 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026557 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026557 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026557 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026557 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000026557 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026557 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000200442 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000200442 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000200442 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200442 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000200442 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200442 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000200442 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000200442 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000200442 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000200442 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200442 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000200442 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000200442 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026553 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000026553 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000026553 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000026553 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000026553 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026553 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026553 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000026553 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000026553 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026553 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026553 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000026553 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000026553 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000064139 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000064139 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000064139 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064139 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000064139 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064139 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064139 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064139 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000064139 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064139 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064139 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000064139 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000064139 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000031163 | PIMCO Low Duration Fund
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000031163 | PIMCO Total Return Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000031163 | PIMCO International Bond Fund (U.S. Dollar-Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000031163 | PIMCO All Asset: Multi-Real Fund
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000031163 | PIMCO TRENDS Managed Futures Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000031163 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000031163 | PIMCO RAE Worldwide Long/Short PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000031163 | PIMCO All Asset: Multi-RAE PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000031163 | PIMCO RAE Fundamental Advantage PLUS Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000031163 | PIMCO Emerging Markets Currency and Short-Term Investments Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000031163 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000031163 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000031163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000026600 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000026600 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026600 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026600 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026600 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000026600 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026600 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026600 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026600 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026600 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026600 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026600 | Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026600 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026600 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000026600 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026600 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080406 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000080406 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000080406 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000080406 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000080406 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000080406 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000080406 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080406 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080406 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080406 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080406 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080406 | Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080406 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080406 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000080406 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080406 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000026598 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000026598 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026598 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026598 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000026598 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000026598 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000026598 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026598 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026598 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026598 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026598 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026598 | Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026598 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026598 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000026598 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026598 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064146 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000064146 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000064146 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000064146 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000064146 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000064146 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000064146 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064146 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064146 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064146 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064146 | Resource Recovery Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064146 | Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064146 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064146 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000064146 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064146 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000114198 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114198 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000114198 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000114198 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000114198 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000114198 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000114198 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114198 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114198 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114198 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000114198 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114198 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114198 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114198 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114198 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114199 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114199 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000114199 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000114199 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000114199 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000114199 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000114199 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114199 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114199 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114199 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000114199 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114199 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114199 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114199 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114199 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114194 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114194 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000114194 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000114194 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000114194 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000114194 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000114194 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114194 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114194 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114194 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000114194 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114194 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114194 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114194 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114194 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000114195 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000114195 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000114195 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000114195 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000114195 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000114195 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000114195 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000114195 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000114195 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000114195 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000114195 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000114195 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000114195 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114195 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114195 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000207235 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000207235 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000207235 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000207235 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000207235 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000207235 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000207235 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000207235 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000207235 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000207235 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000207235 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207235 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000207235 | Tax Increment/Allocation Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000207235 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000207235 | Private Schools
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000207236 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000207236 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000207236 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000207236 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000207236 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000207236 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000207236 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000207236 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000207236 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000207236 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000207236 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000207236 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000207236 | Lease (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000207236 | Lease (Non-Terminable)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207236 | Miscellaneous Taxes
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035573 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035573 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000035573 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035573 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000035573 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035573 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000035573 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000035573 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035573 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000035573 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035573 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035573 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035573 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035573 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035573 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000035571 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035571 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000035571 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000035571 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000035571 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035571 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000035571 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000035571 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000035571 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000035571 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035571 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035571 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035571 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035571 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035571 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000064166 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064166 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064166 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000064166 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000064166 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000064166 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000064166 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000064166 | Lease (Abatement)
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064166 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000064166 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064166 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064166 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064166 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064166 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064166 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000026680 | Other CountriesChile
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000026680 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026680 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026680 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026680 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026680 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026680 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026680 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026680 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026680 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026682 | Other CountriesChile
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000026682 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026682 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026682 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026682 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026682 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026682 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026682 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026682 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026682 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200456 | Other CountriesChile
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000200456 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000200456 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200456 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200456 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200456 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200456 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200456 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200456 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200456 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026678 | Other CountriesChile
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000026678 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026678 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026678 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026678 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026678 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026678 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026678 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026678 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026678 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064161 | Other CountriesChile
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000064161 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000064161 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000064161 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064161 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064161 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064161 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064161 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064161 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064161 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000077188 | Other CountriesChile
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000077188 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000077188 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000077188 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077188 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000077188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000077188 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000077188 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000077188 | India
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000077188 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077188 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026669 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026669 | Other CountriesPoland
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026669 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026669 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026669 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000026669 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026669 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026669 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026669 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026669 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000026668 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000026668 | Other CountriesPoland
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000026668 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000026668 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026668 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000026668 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026668 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000026668 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026668 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000026668 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064159 | Other CountriesSupranational
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000064159 | Other CountriesPoland
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000064159 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064159 | United States
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064159 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000064159 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064159 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000064159 | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064159 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064159 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122921 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000122921 | PIMCO Emerging Markets Corporate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000122921 | PIMCO Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000122921 | Uniform Mortgage-Backed Security, TBA5.500
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122921 | Uniform Mortgage-Backed Security, TBA5.000
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122921 | Uniform Mortgage-Backed Security, TBA4.500
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122921 | Uniform Mortgage-Backed Security, TBA4.000
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122921 | Peru Government International Bond6.950
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122921 | Poinsettia Finance Ltd.6.625
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122921 | CIFI Holdings Group Co. Ltd.4.375
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000122921 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122921 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000122921 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000040829 | Other CountriesIndonesia
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000040829 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000040829 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000040829 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000040829 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000040829 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000040829 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000040829 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000040829 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000040829 | Poland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000040829 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000040830 | Other CountriesIndonesia
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000040830 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000040830 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000040830 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000040830 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000040830 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000040830 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000040830 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000040830 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000040830 | Poland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000040830 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200459 | Other CountriesIndonesia
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000200459 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000200459 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000200459 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200459 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000200459 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200459 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200459 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200459 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200459 | Poland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000200459 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000040832 | Other CountriesIndonesia
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000040832 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000040832 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000040832 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000040832 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000040832 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000040832 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000040832 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000040832 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000040832 | Poland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000040832 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064168 | Other CountriesIndonesia
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000064168 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000064168 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000064168 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064168 | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064168 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064168 | Peru
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064168 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000064168 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000064168 | Poland
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064168 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074976 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000074976 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000074976 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074976 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074976 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074976 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000074976 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074976 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074976 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074976 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065241 | Other CountriesPeru
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000065241 | United States
Holdings [Line Items]
Percent of Net Asset Value	85.50%
C000065241 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065241 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000065241 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065241 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000065241 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000065241 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065241 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065241 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026536 | Other CountriesBrazil
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026536 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000026536 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026536 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026536 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026536 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026536 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026536 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026536 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026536 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026538 | Other CountriesBrazil
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026538 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000026538 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026538 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026538 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026538 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026538 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026538 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026538 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026538 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026534 | Other CountriesBrazil
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000026534 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000026534 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026534 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026534 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026534 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000026534 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026534 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000026534 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026534 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064136 | Other CountriesBrazil
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000064136 | United States
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000064136 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064136 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064136 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064136 | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064136 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064136 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064136 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064136 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000067743 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000067743 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000067743 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)
C000067743 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000067743 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000067743 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000067743 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000067743 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000067743 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000067743 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067743 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000067744 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000067744 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000067744 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)
C000067744 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000067744 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000067744 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000067744 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000067744 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000067744 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000067744 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067744 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000067747 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000067747 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000067747 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)
C000067747 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000067747 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000067747 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000067747 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000067747 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000067747 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000067747 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067747 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000067746 | AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000067746 | AssetAffiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	71.80%
C000067746 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(17.80%)
C000067746 | AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000067746 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000067746 | AssetSovereign Issues
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000067746 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000067746 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000067746 | AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000067746 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000067746 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034728 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034728 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000034728 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000034728 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034728 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034728 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034728 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034728 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034728 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000034728 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034728 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034728 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034728 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034728 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034728 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034728 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000041556 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000041556 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000041556 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000041556 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000041556 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000041556 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000041556 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000041556 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000041556 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000041556 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000041556 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000041556 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000041556 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000041556 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000041556 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000041556 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203307 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000203307 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000203307 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000203307 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000203307 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000203307 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000203307 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000203307 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000203307 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000203307 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000203307 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000203307 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203307 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203307 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000203307 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000203307 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034730 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000034730 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000034730 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000034730 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034730 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034730 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034730 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034730 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034730 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000034730 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034730 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034730 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034730 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000034730 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034730 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034730 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064163 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064163 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000064163 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000064163 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064163 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064163 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000064163 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000064163 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064163 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000064163 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064163 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064163 | Tobacco Settlement Funded
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064163 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064163 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064163 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064163 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026524 | Other CountriesChina
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000026524 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000026524 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026524 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026524 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026524 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026524 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026524 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026524 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026524 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026524 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026524 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000031146 | Other CountriesChina
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000031146 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000031146 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000031146 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000031146 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031146 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000031146 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000031146 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000031146 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000031146 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000031146 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000031146 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026525 | Other CountriesChina
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000026525 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000026525 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026525 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026525 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026525 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026525 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026525 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026525 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026525 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026525 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026525 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000200439 | Other CountriesChina
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000200439 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000200439 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200439 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200439 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200439 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200439 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200439 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000200439 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200439 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200439 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200439 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026523 | Other CountriesChina
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000026523 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000026523 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026523 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026523 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026523 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000026523 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026523 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000026523 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000026523 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000026523 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000026523 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064133 | Other CountriesChina
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000064133 | United States
Holdings [Line Items]
Percent of Net Asset Value	84.00%
C000064133 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064133 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064133 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064133 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064133 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064133 | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000064133 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000064133 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000064133 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064133 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026594 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000026594 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026594 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026594 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026594 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026594 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000026594 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026594 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026594 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000026594 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026594 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026594 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026594 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026594 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026594 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026596 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000026596 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026596 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026596 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026596 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026596 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000026596 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026596 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026596 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000026596 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026596 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026596 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026596 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026596 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026596 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203303 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000203303 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000203303 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000203303 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000203303 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000203303 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000203303 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000203303 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203303 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000203303 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000203303 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000203303 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203303 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000203303 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000203303 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026592 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000026592 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000026592 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000026592 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000026592 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000026592 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000026592 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000026592 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026592 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000026592 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000026592 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000026592 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000026592 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000026592 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000026592 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064145 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000064145 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000064145 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000064145 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000064145 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000064145 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000064145 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000064145 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064145 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000064145 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064145 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000064145 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064145 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064145 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000064145 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000114203 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000114203 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000114203 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114203 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000114203 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114203 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000114203 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114203 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114203 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000114203 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114203 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000114203 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114203 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114203 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114203 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114204 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000114204 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000114204 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114204 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000114204 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114204 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000114204 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114204 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114204 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000114204 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114204 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000114204 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114204 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114204 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114204 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114206 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000114206 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000114206 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114206 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000114206 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114206 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000114206 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114206 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114206 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000114206 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114206 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000114206 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114206 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114206 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114206 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114207 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000114207 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000114207 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000114207 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000114207 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000114207 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000114207 | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114207 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000114207 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000114207 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114207 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000114207 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000114207 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000114207 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000114207 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207237 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000207237 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000207237 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000207237 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000207237 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000207237 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000207237 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000207237 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000207237 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000207237 | Lease (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000207237 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000207237 | Lease (Renewal)
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000207237 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000207237 | Appropriations
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000207237 | Recreational Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207237 | Fuel Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000207238 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000207238 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000207238 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000207238 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000207238 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000207238 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000207238 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000207238 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000207238 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000207238 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000207238 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207238 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000207238 | Lease (Appropriation)
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000207238 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000207238 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000207238 | Multiple Utility Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026603 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000026603 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026603 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026603 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026603 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026603 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026603 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026603 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026603 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026603 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026603 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000026603 | Miscellaneous Taxes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026603 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026603 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026603 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000080407 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000080407 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080407 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000080407 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000080407 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080407 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080407 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000080407 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000080407 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000080407 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080407 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000080407 | Miscellaneous Taxes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080407 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080407 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080407 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000203304 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000203304 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000203304 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000203304 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000203304 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000203304 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000203304 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000203304 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000203304 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000203304 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000203304 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000203304 | Miscellaneous Taxes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000203304 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000203304 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203304 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026602 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000026602 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000026602 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026602 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000026602 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000026602 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000026602 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000026602 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000026602 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000026602 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026602 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000026602 | Miscellaneous Taxes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026602 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000026602 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026602 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000064147 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000064147 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000064147 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000064147 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000064147 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064147 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000064147 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000064147 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064147 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064147 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000064147 | Water Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000064147 | Miscellaneous Taxes
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064147 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064147 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064147 | Income Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000026620 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026620 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026620 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026620 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026620 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026620 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000026620 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026620 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026620 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000026620 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026620 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026620 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026620 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026620 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026620 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026620 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026621 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026621 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026621 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026621 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026621 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026621 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000026621 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026621 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026621 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000026621 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026621 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026621 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026621 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026621 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026621 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026621 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222834 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000222834 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000222834 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000222834 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000222834 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000222834 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000222834 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222834 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222834 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000222834 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000222834 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000222834 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222834 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222834 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000222834 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222834 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203305 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203305 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000203305 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000203305 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000203305 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000203305 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000203305 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000203305 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000203305 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000203305 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000203305 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000203305 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203305 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000203305 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000203305 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000203305 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000026618 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000026618 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000026618 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000026618 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000026618 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000026618 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000026618 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000026618 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000026618 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000026618 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000026618 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026618 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000026618 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000026618 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000026618 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000026618 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064150 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064150 | Local or Guaranteed Housing
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000064150 | Port, Airport & Marina Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000064150 | Ad Valorem Property Tax
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000064150 | Electric Power & Light Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000064150 | Health, Hospital & Nursing Home Revenue
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000064150 | Highway Revenue Tolls
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000064150 | Natural Gas Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000064150 | Other Investments
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000064150 | Short-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064150 | Affiliated Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064150 | College & University Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064150 | General Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064150 | Industrial Revenue
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000064150 | Sales Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064150 | Miscellaneous Revenue
Holdings [Line Items]
Percent of Net Asset Value	2.60%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.
[3]	Rounded value of investments is less than 0.1% of net assets.
[4]	Rounded value of investments is less than 0.1% of net assets.
[5]	Rounded value of investments is less than 0.1% of net assets.
[6]	Rounded value of investments is less than 0.1% of net assets.
[7]	Rounded value of investments is less than 0.1% of net assets.
[8]	Rounded value of investments is less than 0.1% of net assets.
[9]	Rounded value of investments is less than 0.1% of net assets.
[10]	Rounded value of investments is less than 0.1% of net assets.
[11]	Rounded value of investments is less than 0.1% of net assets.
[12]	Rounded value of investments is less than 0.1% of net assets.
[13]	Rounded value of investments is less than 0.1% of net assets.
[14]	Rounded value of investments is less than 0.1% of net assets.